Brumadinho dam failure - Global Settlement for Brumadinho (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Provisions.
Provision	$ 4,021	$ 3,989
Current liabilities	1,956	1,561
Non-current liabilities	$ 2,065	$ 2,428
Global Settlement for Brumadinho
Provisions.
Discount rate applied to cash flow projections	3.70%	2.00%
Provision for socio-economic reparation and others
Provisions.
Provision	$ 853	$ 860
Provision for social and environmental reparation
Provisions.
Provision	788	786
Cash settlement obligation, net of judicial deposits
Provisions.
Provision	$ 2,380	$ 2,343